Credit Facilities and Mortgage Notes Payable (Richmond Credit Facility Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013
Debt Instrument [Line Items]
Line of credit facility weighted average interest rate outstanding percentage		2.53%
Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 120
Credit facility, maturity date	Jun. 30, 2019	Dec. 18, 2015
Increased borrowing capacity after considering accordion feature	200
Line of credit facility weighted average interest rate outstanding percentage	2.25%
Maximum [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Leverage ratio		2.85%
Maximum [Member] | Libor Rate [Member] | Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Leverage ratio	2.85%
Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Leverage ratio		1.85%
Maximum [Member] | Base Rate [Member] | Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Leverage ratio	1.85%
Minimum [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Leverage ratio		2.10%
Minimum [Member] | Libor Rate [Member] | Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Leverage ratio	2.10%
Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Leverage ratio		1.10%
Minimum [Member] | Base Rate [Member] | Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Leverage ratio	1.10%
Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			80	100
Increased borrowing capacity after considering accordion feature				$ 125
Credit facility base for variable interest rate spread rate		4.00%
Credit facility base for variable interest rate effective rate		4.16%
Debt instrument extension period for maturity		1 year
Richmond Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility base for variable interest rate spread rate			4.50%
Richmond Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility base for variable interest rate spread rate			4.00%